Intangible Assets - Navios Partners (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
Favorable lease terms - Cost	$ 83,716	$ 83,716	$ 83,716
Favorable lease terms - Accumulated amortization	(79,384)	(75,636)	(64,764)
Additions - Accumulated Amortization	(3,748)	(10,872)
Favorable lease terms - Net Book Value	4,332	8,080	$ 18,952
Additions - Net Book Value	$ (3,748)	$ (10,872)